Investment Risks	Dec. 22, 2025
FidelitySAISmall-MidCap500IndexFund-PRO | Fidelity SAI Small-Mid Cap 500 Index Fund | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
FidelitySAISmall-MidCap500IndexFund-PRO | Fidelity SAI Small-Mid Cap 500 Index Fund | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
FidelitySAISmall-MidCap500IndexFund-PRO | Fidelity SAI Small-Mid Cap 500 Index Fund | SecuritiesLendingRiskMember
Prospectus Line Items
Risk [Text Block]	Securities Lending Risk. Securities lending involves the risk that the borrower may fail to return the securities loaned in a timely manner or at all. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral.
FidelitySAISmall-MidCap500IndexFund-PRO | Fidelity SAI Small-Mid Cap 500 Index Fund | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty.
FidelitySAISmall-MidCap500IndexFund-PRO | Fidelity SAI Small-Mid Cap 500 Index Fund | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelitySAISmall-MidCap500IndexFund-PRO | Fidelity SAI Small-Mid Cap 500 Index Fund | PassiveManagementRiskMember
Prospectus Line Items
Risk [Text Block]	Passive Management Risk. The fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the fund's performance could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers.
FidelitySAISmall-MidCap500IndexFund-PRO | Fidelity SAI Small-Mid Cap 500 Index Fund | SmallAndMidCapInvestingMember
Prospectus Line Items
Risk [Text Block]	Small- and Mid-Cap Investing. The value of securities of small to medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
FidelitySAISmall-MidCap500IndexFund-PRO | Fidelity SAI Small-Mid Cap 500 Index Fund | RulesBasedStrategyRiskMember
Prospectus Line Items
Risk [Text Block]	Rules-Based Strategy Risk. Although the index uses a rules-based proprietary index methodology, there is no guarantee that this methodology will be successful.
FidelitySAISmall-MidCap500IndexFund-PRO | Fidelity SAI Small-Mid Cap 500 Index Fund | CorrelationToIndexMember
Prospectus Line Items
Risk [Text Block]	Correlation to Index. The performance of the fund and its underlying index may vary somewhat due to factors such as fees and expenses of the fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on the fund and its shareholders.
FidelitySAISmall-MidCap500IndexFund-PRO | Fidelity SAI Small-Mid Cap 500 Index Fund | MomentumSecuritiesRiskMember
Prospectus Line Items
Risk [Text Block]	Momentum Securities Risk. Although the fund's underlying index uses a rules-based proprietary index methodology that is designed to identify stocks that exhibit positive momentum signals, there is no guarantee that this methodology will be successful. Stocks that previously exhibited high momentum characteristics may not experience positive momentum or may experience more volatility than the market as a whole.
Document Type	497